TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE RECEIVABLES
TRADE RECEIVABLES

17.        TRADE RECEIVABLES

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Trade receivables	672,533	650,963
Less: provision for bad debt allowance	(495,510)	(426,849)
	177,023	224,114

The Company’s trade receivables are denominated in Renminbi and non-interest bearing. In 2011, the credit period granted to distributors was generally for a period within 90 days. Since the end of 2012, the Company had extended the collection period to 150 days to address funding pressures of its distributors. Other customers were granted a credit period of 90 days in the year ended December 31, 2013, and extended to 120 days in the year ended December 2016 and 2017. As of December 31, 2019 and 2018, the Company accrued RMB 495,510,000 and RMB 426,849,000, respectively, as a provision for bad debt related to the amount of outstanding trade receivables that did not conform with the Company’s credit policy.

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Within 90 days	35,846	57,785
Between 3 and 6 months	72,241	69,037
More than 6 months	68,936	97,292
	177,023	224,114

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor	Less than		Over 120
	impaired	30 days	31 to 120 days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2018	126,823	97,291	—	—	—	224,114
December 31, 2019	141,177	35,846	—	—	—	177,023

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default. All amounts are short-term. The Company does not hold any collateral over these receivables.

The net carrying value of trade receivables is considered a reasonable approximation of fair value. As of December 31, 2019, the Company is exposed to certain credit risks as 13% and 42% of the total trade receivables were due from the Company’s largest and the five largest customers, respectively. As of December 31, 2018, the Company is exposed to certain credit risks as 30% and 97% of the total trade receivables were due from the Company’s largest and the five largest customers, respectively.